Loan Sales and Securitizations (Schedule of Principal Amount of Delinquent Loans, and Net Credit Losses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Principal amount of loans securitized and sold	$ 39,400,000		$ 5,800,000,000
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Principal Amount of Residential Real Estate Loans	8,386,789,000	[1],[2],[3]	15,094,508,000	[1],[2],[3]
Net Credit Losses	219,925,000	[2]	440,234,000	[2]
Principal Amount90 Days Or More Past Due Or Nonaccrual [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Principal Amount of Residential Real Estate Loans	700,000,000		700,000,000
Principal Amount90 Days Or More Past Due Or Nonaccrual [Member] | Government National Mortgage Association Certificates And Obligations G N M A [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Principal Amount of Residential Real Estate Loans	$ 39,800,000		$ 36,600,000

[1]	December 31, 2013 and 2012, includes $.7 billion where the principal amount is 90 days or more past due or nonaccrual. Included in these amounts are $39.8 million and $36.6 million of GNMA guaranteed mortgages on December 31, 2013 and 2012, respectively.
[2]	No delinquency or net credit loss data is provided for the loans transferred to FNMA or FHLMC because these agencies retain credit risk. See Note 18 - Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs or private investors.
[3]	Amounts represent real estate residential loans in FHN’s portfolio, held-for-sale, and loans that have been transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. Also includes $39.4 million and $5.8 billion of loans transferred to GSEs with any type of retained interest on December 31, 2013 and 2012, respectively.